Earnings per Share ("EPS") (Tables)	12 Months Ended
Dec. 31, 2014
Earnings per Share ("EPS") [Abstract]
Basic and diluted EPS Class A Common Shares

	Years Ended December 31,
Numerators	2012	2013	2014
Net loss	($17,557,125)	($16,953,032)	($51,796,181)
Less: Net loss attributable to non-vested share awards	444,326	351,877	832,333
Net loss attributable to common shareholders	($17,112,799)	($16,601,155)	($50,963,848)

Denominators
Weighted average common shares outstanding, basic and diluted	6,035,910	12,639,128	23,326,062

Net loss per common share, basic and diluted:	($2.84)	($1.31)	($2.18)